Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	June 30, 2025	June 30, 2024
Deferred tax assets (liabilities):
Tax loss carryforward	$58,323,950	$51,429,074
Intangible assets	(49,935)	(114,161)
Stock based compensation	6,531,784	5,860,272
R&D capitalized	10,134,322	12,467,969
Valuation Allowance	(74,940,121)	(69,643,154)
Net deferred tax assets	$-	$-

Schedule of effective income tax rate reconciliation

	2025	2024

Income tax expense at federal statutory rate	21%	21%
State taxes, net of federal benefit	7%	7%
Change in valuation allowance	(28%)	(28%)
Effective tax rate	-	-